Expected Benefit Payments Associated with Pension and Postretirement Benefit Plans (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 Japanese plans USD ($)	Mar. 31, 2013 Japanese plans JPY (¥)	Mar. 31, 2013 Foreign Plans USD ($)	Mar. 31, 2013 Foreign Plans JPY (¥)
Schedule of Pension Expected Future Benefit Payments [Line Items]
2014	$ 665	¥ 62,508	$ 91	¥ 8,535
2015	689	64,803	99	9,264
2016	706	66,445	106	9,955
2017	707	66,497	113	10,660
2018	721	67,780	122	11,491
from 2019 to 2023	4,034	379,369	783	73,651
Total	$ 7,522	¥ 707,402	$ 1,314	¥ 123,556